                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     March 31, 2003

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):   [ ]  is a restatement.
                                       [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Eminence Capital, LLC
Address:  200 Park Avenue, Suite 3300
          New York, New York 10166

Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ricky C. Sandler
Title:  Managing Member
Phone:  (212) 808-3590

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler          New York, New York           May 12 , 2003
---------------------         ------------------           -------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                        0
                                                   ---------

Form 13F Information Table Entry Total:                  69
                                                   ---------

Form 13F Information Table Value Total:            $978,240
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                                                  (thousands)
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List of Other Included Managers:

None
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
                                  Title               Value                      Put/ Investment   Other         Voting Authority
    Name of Issuer               Of Class    Cusip  (X $1,000)     Shares SH/PRN Call Discretion Managers      Sole   Shared  None
 1 AmerisourceBergan Corp         Common  03073E105   24,938      475,000 SHARES        SOLE                 475,000
 2 Albertson's Inc                Common  013104104    1,885      100,000 SHARES        SOLE                 100,000
 3 American Eagle Outfitters      Common  02553E106    1,452      100,000 SHARES        SOLE                 100,000
 4 Federal Agricultural Mtg Corp  Common  313148306    1,090       50,000 SHARES        SOLE                  50,000
 5 Allergan Inc                   Common  018490102    5,116       75,000 SHARES        SOLE                  75,000
 6 Allied Capital Corp            Common  01903Q108    1,998      100,000 SHARES        SOLE                 100,000
 7 Abercrombie & Fitch Co         Common  002896207   57,057    1,900,000 SHARES        SOLE               1,900,000
 8 AOL Time Warner                Common  00184A105   18,462    1,700,000 SHARES        SOLE               1,700,000
 9 Beckman Coulter Inc            Common  075811109    3,403      100,000 SHARES        SOLE                 100,000
10 Franklin Resources Inc         Common  354613101   24,683      750,000 SHARES        SOLE                 750,000
11 Christopher & Banks Co         Common  171046105    1,328       75,000 SHARES        SOLE                  75,000
12 Comverse Technology Inc        Common  205862402   39,585    3,500,000 SHARES        SOLE               3,500,000
13 Cooper Companies Inc.          Common  216648402    4,485      150,000 SHARES        SOLE                 150,000
14 Cost Plus, Inc.                Common  221485105    1,316       50,000 SHARES        SOLE                  50,000
15 Foot Locker Inc                Common  344849104   42,372    3,960,000 SHARES        SOLE               3,960,000
16 Fidelity National Fin'l Inc    Common  316326107   23,051      675,000 SHARES        SOLE                 675,000
17 Home Depot Inc                 Common  437076102   18,879      775,000 SHARES        SOLE                 775,000
18 Hollywood Entertainment Corp   Common  436141105    1,599      100,000 SHARES        SOLE                 100,000
19 Heidrick & Struggles Inc       Common  422819102   25,520    2,200,000 SHARES        SOLE               2,200,000
20 IDEXX Laboratories             Common  45168D104    2,623       75,000 SHARES        SOLE                  75,000
21 Insignia Financial Group Inc   Common  45767A105   15,382    1,406,000 SHARES        SOLE               1,406,000
22 International Game Technology  Common  459902102   33,251      406,000 SHARES        SOLE                 406,000
23 Impath Inc                     Common  45255G101    2,692      200,000 SHARES        SOLE                 200,000
24 Insituform Technologies Inc    Common  457667103    1,009       75,000 SHARES        SOLE                  75,000
25 JC Penney Co                   Common  708160106      982       50,000 SHARES        SOLE                  50,000
26 Nordstrom Inc                  Common  655664100    1,215       75,000 SHARES        SOLE                  75,000
27 Kenneth Cole Prod Inc          Common  193294105    1,643       75,000 SHARES        SOLE                  75,000
28 Kinder Morgan Inc              Common  49455P101   13,680      304,000 SHARES        SOLE                 304,000
29 Kellwood Company               Common  488044108    2,894      100,000 SHARES        SOLE                 100,000
30 Kerzner Intl Ltd               Common  P6065Y107   22,700    1,000,000 SHARES        SOLE               1,000,000
31 Labranche & Co                 Common  505447102   12,223      665,000 SHARES        SOLE                 665,000
32 Lennar Corp Class A            Common  526057104   37,485      700,000 SHARES        SOLE                 700,000
33 LNR Property Corp              Common  501940100   28,982      860,000 SHARES        SOLE                 860,000
34 S&P Midcap 400 Dep Rcpt        Common  595635103   26,128      350,000 SHARES        SOLE                 350,000
35 MGM Mirage, Inc                Common  552953101   19,890      680,000 SHARES        SOLE                 680,000
36 Michaels Stores Inc            Common  594087108    8,754      350,000 SHARES        SOLE                 350,000
37 Movie Gallery Inc              Common  624581104    1,742      100,000 SHARES        SOLE                 100,000
38 Microsoft Corp.                Common  594918104    5,810      240,000 SHARES        SOLE                 240,000
39 Nautica Enterprises Inc        Common  639089101    7,362      759,000 SHARES        SOLE                 759,000
40 NDC Health Corp                Common  639480102    1,677      100,000 SHARES        SOLE                 100,000
41 New York Community Bancorp     Common  649445103   26,820      900,000 SHARES        SOLE                 900,000
42 Orthodontic Centers of Amer    Common  68750P103    1,042      200,000 SHARES        SOLE                 200,000
43 Omnicare Inc                   Common  681904108   29,931    1,100,000 SHARES        SOLE               1,100,000
44 Oxford Health Plans Inc        Common  691471106   49,487    1,630,000 SHARES        SOLE               1,630,000
45 Palm Inc                       Common  696642206       73        7,312 SHARES        SOLE                   7,312
46 PFSWeb Inc                     Common  717098107      110      275,811 SHARES        SOLE                 275,811
47 Pier 1 Imports Inc             Common  720279108   15,860    1,000,000 SHARES        SOLE               1,000,000
48 SCP Pool Corp                  Common  784028102    2,228       75,000 SHARES        SOLE                  75,000

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
                                  Title               Value                      Put/ Investment   Other         Voting Authority
    Name of Issuer               Of Class    Cusip  (X $1,000)     Shares SH/PRN Call Discretion Managers      Sole   Shared  None
49 Catalina Marketing Corp        Common  148867104   26,922    1,400,000 SHARES        SOLE               1,400,000
50 Pacific Sunwear CA Inc         Common  694873100    1,018       50,000 SHARES        SOLE                  50,000
51 Royal Caribbean Cruises Ltd    Common  V7780T103    7,515      500,000 SHARES        SOLE                 500,000
52 RH Donnelley Corp              Common  74955W307   11,278      380,000 SHARES        SOLE                 380,000
53 Polo Ralph Lauren Corp         Common  731572103    5,725      250,000 SHARES        SOLE                 250,000
54 Ross Stores Inc                Common  778296103   27,083      750,000 SHARES        SOLE                 750,000
55 Sears Roebuck & Co             Common  812387108    1,811       75,000 SHARES        SOLE                  75,000
56 Shuffle Master Inc             Common  825549108    2,519      125,000 SHARES        SOLE                 125,000
57 Stratos Lightwave Inc          Common  863100202       11        3,534 SHARES        SOLE                   3,534
58 TJX Companies Inc              Common  872540109    1,760      100,000 SHARES        SOLE                 100,000
59 Tetra Tech Inc                 Common  88162G103    1,414      100,000 SHARES        SOLE                 100,000
60 Van Der Moolen Holding NV      Common  7106194     29,583    2,950,000 SHARES        SOLE               2,950,000
61 Viacom Inc Cl B                Common  925524308   22,460      615,000 SHARES        SOLE                 615,000
62 Ventas Inc                     Common  92276F100   28,420    2,450,000 SHARES        SOLE               2,450,000
63 Viad Corp                      Common  92552R109    6,625      309,000 SHARES        SOLE                 309,000
64 Winn-Dixie Stores Inc          Common  974280109      661       50,000 SHARES        SOLE                  50,000
65 William Hill PLC               Common  3169889     36,223   10,500,000 SHARES        SOLE              10,500,000
66 W.P. Stewart & Co Ltd          Common  G84922106   17,456    1,025,000 SHARES        SOLE               1,025,000
67 Weyerhaeuser Co                Common  962166104    2,392       50,000 SHARES        SOLE                  50,000
68 Yum! Brands Inc                Common  988498101   72,990    3,000,000 SHARES        SOLE               3,000,000
69 Sears Roebuck                  Call    812387908    2,480        7,750        Call   SOLE                   7,750

    Total                                            978,240